Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers - Payments To Key Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Chief Executive Officer [Member]
Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers [Line Items]
Short - term employee benefits	$ 2,402	$ 1,982	$ 1,776
Post-employment benefits	27	19	22
Share based payments	1,446	1,667	719
Total	3,875	3,668	2,517
Director [Member]
Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers [Line Items]
Short - term employee benefits	323	306	339
Share based payments	478	742	269
Total	$ 801	$ 1,048	$ 608